BUSINESS COMBINATION (Details)	12 Months Ended
Mar. 31, 2024 USD ($)
Acquisition [Member]
Equity instrument	$ 7,081,250
Subtotal	7,081,250
Cash	555
Intangible asset -proprietary technology	1,900,000
Current liabilities	(3,341)
Total identifiable net assets	1,897,214
Fair value of non-controlling interests	0
Goodwill	5,184,036
Acquisition of Shennong [Member]
Equity instrument	3,736,320
Cash consideration	7,492,391
Subtotal	11,228,711
Cash	59,091
Current assets other than cash	13,591,825
Intangible asset - customer relationships	4,214,470
Current liabilities	(13,650,246)
Deferred tax liabilities	(1,053,617)
Total identifiable net assets	3,161,523
Fair value of non-controlling interests	4,010,254
Goodwill	12,077,442
Acquisition of Hekangyuan [Member]
Equity instrument	3,650,000
Cash consideration	8,000,000
Subtotal	11,650,000
Cash	1,164
Current assets other than cash	1,882,139
Property, plant and equipment, net	187
Intangible asset - customer relationships	4,582,227
Current liabilities	(1,829,733)
Deferred tax liabilities	(1,145,557)
Total identifiable net assets	3,490,427
Fair value of non-controlling interests	0
Goodwill	$ 8,159,573